Transactions with related parties	12 Months Ended
Dec. 31, 2021
Transactions with related parties
Transactions with related parties
34	Transactions with related parties

Related party transactions were undertaken as follows:

	Parent Company (a)			Key management personnel (b)			Other related parties (c)			Total
	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019
Assets
Loans and advances to costumers and Debentures	159,269	9	—	19,789	2,615	—	426,967	134,626	50,145	606,025	137,250	50,145
Securities	81,534	—	—	—	—	—	—	—	—	81,534	—	—

Liabilities
Demand deposits	(86,997)	(30)	(205)	(800)	(2,287)	(466)	(9,319)	(5,393)	(3,676)	(97,116)	(7,710)	(4,347)
Time deposits	(87,928)	(22,471)	(94,529)	(25,962)	(37,816)	(11,356)	(146,085)	(224,553)	(422,383)	(259,975)	(284,840)	(528,268)
Other liabilities	(32,339)	—	—	—	—	—	—	—	—	(32,339)	—	—

	Parent Company (a)			Key management personnel (b)			Other related parties (c)			Total
	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019	12/31/2021	12/31/2020	12/31/2019
Income of loans and advances to costumers	(7,163)	—	—	—	—	—	—	—	—	(7,163)	—	—
Interest expenses	(813)	(2,503)	(3,564)	(215)	(2,181)	(797)	(514)	(15,954)	(10,595)	(1,542)	(20,638)	(14,956)
Other administrative revenues (expenses)	—	—	—	—	—	—	(737)	(1,085)	—	(737)	(1,085)	—
Other operating expenses	(180,352)	—	—	—	—	—	—	—	—	(180,352)	—	—
(a)	any individual or legal entity that controls the Company.
(b)	any officer, director, member of the fiscal council of Inter Platform.
(c)	any immediate family members of key management personnel or companies controlled by them.

On December 31, 2021, Inter had a balance of loans advances to customers and debentures in the amount of R$606,025 (2020: R$ 137,250; 2019: R$50,145) which includes amounts in the modalities of “risk-payee”, “real estate financing”, “credit card”, “post-domicile” and “debentures”. MRV Engenharia e Participações S.A., or MRV, a Brazilian developer, construction and real estate managing company listed on B3, is an indirect subsidiary of Inter Platform, and its controller is a partner of Inter. As of December 31, 2021, Inter had a balance of credit operations with MRV in the amount of R$243,648 (2020: R$ 76,989) , operations that qualify in the modality of “risk-payee”, where the suppliers of MRV make credit advances with Inter, the rate used for such operations is from 0.8% to 1.95% p.m. and the average term is 30 of days. The other relevant operations are represented by prepayment of receivables of credit card, with Stone Pagamentos S.A., which holds 4.99% of Inter’s share capital and participation with voting rights in the Meeting. LOG Commercial Properties e Participações. Inter has also investment in Debentures issued by Log Commercial Properties e Participations S.A., a Brazilian developer, construction and real estate managing company listed on B3, in the amount of R$50,000, with maturity in 2024. Such investment is subject to an income at the rate of 116.50% of DI. Inter has investments in investment fund shares with LOGCP Inter Fundo de Investimento Imobiliário. On December 31, 2021, the fair value of this investment was R$55,433.

We currently hold real estate receivable certificates (certificados de recevíveis imobiliários or CRIs) due in 2028 issued by Log. As of December 31, 2021, the CRIs were valued at R$93.1 million.

We currently hold CRIs due in 2029 issued by MRV. As of December 31, 2021, the CRIs were valued at R$65.1 million.

On April 1, 2022, we acquired credits valued at R$104.0 million from Urba Desenvolvimento Urbano S.A., Urba 4 Loteamentos Ltda. and Urba 5 Loteamentos Ltda., all of which are controlled by our controlling shareholder.

Inter carried out a post working capital transactions with one of its subsidiaries, Inter Distribuidora de Títulos e Valores Mobiliários Ltda. (IDTVM), with a rate lower than the other operations carried out by the Company with its customers. The average rate applied on the “post-domicile” (‘pós domicílio’) working capital transactions is approximately of 0.5% per month plus the monthly CDI. The loan made between IDTVM and Banco Inter S.A. was agreed at a rate of 110% and 120% of monthly CDI, since these are short-term operations, the first maturing was on December 22, 2021 and the second on June 20, 2022, each payable in a single installment.

The fund raising via demand deposits (2021: R$ 97,116 2020: R$7,710 and 2019: R$4,347) and time deposits (2021: R$ 259,975; 2020: R$ 284,840 and 2019: R$528.268) with related parties correspond to post-fixed CDBs and LCIs, and are made under conditions and rates compatible with the average used for third-parties, when applicable, in force on the operations date, with an average term of 16 to 20 months and average rates of 99% to 102% of CDI.

Other liabilities refer to refunds between groups.

Additionally, except for the aforementioned operation with IDTVM, the others are operations were made under conditions and rates compatible with the average used for third parties, when applicable, in force on the operations date.

Remuneration of key management personnel

The remuneration of the key management personnel of the Group is presented in note 30 in the caption ‘remuneration of the executive board and the board of directors’. The Group has a stock option plan for preferred shares for its key management personnel. Further information on the plan is detailed in explanatory note 33.

The remuneration of the Group’s Managers for the period ended December 31, 2021 is presented in Note 30 in the line of fees for the executive board and the board of directors ad referendum to the Annual Shareholders’ Meeting.